Leases-Lessee (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2014 are as follows:

Year ending March 31	Yen (Millions)
2015	¥834
2016	721
2017	365
2018	332
2019	272
Thereafter	844

3,368
Less sublease income to be received in the future under noncancelable subleases	585

Net minimum lease payments	¥2,783